Information on Subsidiaries (Details Narrative) - CAD ($) $ in Billions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of subsidiaries [abstract]
Net assets of subsidiaries subject to regulatory or capital adequacy requirements	$ 90.5	$ 95.0